UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09749

Lifetime Achievement Fund, Inc.

(Exact name of Registrant as specified in Charter)

15858 West Dodge Road
Suite 310
Omaha, NE 68118

 (Address of principal executive offices)(zip code)

Manarin Investment Counsel, Ltd.
15858 West Dodge Road
Suite 310
Omaha, NE  68118

 (Name and address of agent for service)

Registrant's telephone number, including area code: (402) 330-1166

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

Item 1.  Schedule of Investments.

Lifetime Achievement Fund, Inc.
SCHEDULE OF INVESTMENTS
September 30, 2009
(Unaudited)

	Shares	Value
Mutual Funds: 114.8%
Emerging Market - Emerging Market Debt: 1.9%
AIM Developing Markets Fund - Class A †	97,755	$2,504,482

Global Equity: 16.6%
Polaris Global Value Fund †	679,948	7,887,396
Templeton Growth Fund - Class A †	869,175	14,271,862
		22,159,258
Growth: 11.0%
Alger Capital Appreciation Fund - Class A* †	1,230,732	14,707,248

Growth - Small Cap: 6.8%
Pioneer Oak Ridge Small Cap Growth Fund - Class A* †	420,139	9,095,999

International Equity: 4.7%
Wintergreen Fund †	566,327	6,286,232

Sector Fund - Precious Metals: 10.4%
Franklin Gold and Precious Metals Fund - Class A* †	237,671	9,017,245
OCM Gold Fund †	230,299	4,923,783
		13,941,028

Sector Fund - Real Estate: 5.0%
Forward Select Income Fund - Class A †	350,891	6,702,013

Value: 19.2%
John Hancock Classic Value Fund - Class A †	985,518	14,132,326
JPMorgan Value Advantage Fund - Class A †	783,518	11,517,711
		25,650,037

Value - Small Cap: 39.2%
Allianz NFJ Small-Cap Value Fund - Class A †	592,681	13,228,637
Delaware Small Cap Value Fund - Class A †	404,955	11,196,999
Franklin MicroCap Value Fund - Class A †	454,610	12,351,756
Franklin Small Cap Value Fund - Class A †	449,313	15,654,055
		52,431,447

Total Mutual Funds (Cost $136,006,818)		153,477,744

Exchange Traded Funds: 3.1%
iShares Dow Jones US Home Construction Index Fund †	336,600	4,143,546

Total Exchange Traded Funds (Cost $6,056,466)		4,143,546

Equity Securities: 3.3%
Telecommunication Services: 3.3%
Level 3 Communications, Inc.* †	3,150,000	4,378,500

Total Equity Securities (Cost $11,927,223)		4,378,500

	Principal Amount
Short-Term Investments: 0.6%
UMB Bank, n.a. Money Market Fiduciary ±	$730,465	$730,465

Total Short-Term Investments (Cost $730,465)		730,465

Total Investments: 121.8% (Cost $154,720,972)		162,730,255

Liabilities less other assets: (21.8)%		(29,073,128)

Net Assets: 100.0%		$133,657,127

 Footnotes:

* Non-income producing security.
† As of September 30, 2009, all or portion of the security has been pledged as collateral for a Fund loan.  The market value of the securities in the pledged account totaled $161,999,790 as of September 30, 2009.  See Note 6 of the Annual Report dated December 31, 2008 for more information.
± The short term investment earns interest at variable rates.  At September 30, 2009, the interest rate was 0.05%.

 The accompanying notes are an integral part of the Schedule of Investments.

LIFETIME ACHIEVEMENT FUND
NQ - 9/30/2009

1.  Tax Information

At September 30, 2009, the cost of securities, on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of Investments	$155,826,333

Gross Unrealized Appreciation	$29,346,292
Gross Unrealized (Depreciation)	(22,442,370)

Net Unrealized Appreciation on Investments	$6,903,922

2.  Statement of Financial Accounting Standards Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels:

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s assets carried at fair value:

Sector	Level 1	Level 2	Level 3
Mutual Funds
Emerging Market - Emerging Market Debt	$2,504,482
Global Equity	22,159,258	-	-
Growth	14,707,248	-	-
Growth - Small Cap	9,095,999	-	-
International Equity	6,286,232	-	-
Sector Fund - Precious Metals	13,941,028	-	-
Sector Fund - Real Estate	6,702,013	-	-
Value	25,650,037	-	-
Value - Small Cap	52,431,447	-	-
Exchange Traded Funds	4,143,546	-	-
Equity Securities
Telecommunication Services	4,378,500	-	-
Short Term Investments	730,465	-	-
Total	$162,730,255	-	-

Item 2.  Controls and Procedures.

(a)
The Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as amended, as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lifetime Achievement Fund, Inc.

By:	/s/ Roland R. Manarin
Roland R. Manarin
Principal Executive Officer
Date:	November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Roland R. Manarin
Roland R. Manarin
Principal Executive Officer
Date:	November 20, 2009

By:	/s/ Aron Huddleston
Aron D. Huddleston
Principal Financial Officer
Date:	November 20, 2009